Document and Entity Information	Oct. 30, 2020
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001758057
Document Type	8-K/A
Document Period End Date	Oct. 30, 2020
Entity Registrant Name	GORES METROPOULOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	209-3010
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This amendment is being filed to amend and restate the Current Report on Form 8-K filed on October 30, 2020 in order to correct a scrivener’s error. The Gores Metropoulos, Inc. Special Meeting in Lieu of the Company’s 2020 Annual Meeting of the Stockholders will be held at 9:00 a.m. Eastern time on December 1, 2020 and not 9:00 a.m. Eastern time on December 3, 2020 as reported in error in the prior Current Report.
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GMHI
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GMHIW
Security Exchange Name	NASDAQ
Units
Entity Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GMHIU
Security Exchange Name	NASDAQ